Investments Held in Trust (tables)	6 Months Ended
Jun. 30, 2012
Investments Held In Trust [Abstract]
Investments Held In Trust [Table Text Block]

The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held-to-maturity securities at June 30, 2012 are as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Cash	$633,786	$-	$-	$633,786
Held-to-Maturity:
United States Treasury Securities	35,989,705	2,375	-	35,992,080
Total Investments Held in Trust	$36,623,491	$2,375	$-	$36,625,866